UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 1.7%
Johnson Controls International PLC	320,164	$14,897,231

Internet & Direct Marketing Retail - 1.7%
Liberty Interactive Corp. QVC Group, Class A Shares	488,010	9,765,080	*
Liberty TripAdvisor Holdings Inc., Class A Shares	48,800	1,066,280	*
Liberty Ventures, Series A Shares	118,180	4,711,837	*

Total Internet & Direct Marketing Retail		15,543,197

Media - 16.1%
AMC Networks Inc., Class A Shares	182,346	9,456,464	*
CBS Corp., Class B Shares, Non Voting Shares	66,175	3,622,420
Comcast Corp., Class A Shares	937,125	62,168,872
Discovery Communications Inc., Class A Shares	78,440	2,111,605	*
Discovery Communications Inc., Class C Shares	245,320	6,454,369	*
Liberty Braves Group, Class A Shares	9,715	169,527	*
Liberty Braves Group, Class C Shares	19,431	337,711	*
Liberty Broadband Corp., Class A Shares	24,289	1,704,116	*
Liberty Broadband Corp., Class C Shares	63,152	4,514,105	*
Liberty Global PLC, Class A Shares	79,367	2,712,764	*
Liberty Global PLC, Series C Shares	240,487	7,945,690	*
Liberty Global PLC LiLAC, Class A Shares	13,870	382,673	*
Liberty Global PLC LiLAC, Class C Shares	42,029	1,178,913	*
Liberty Media Group LLC, Class A Shares	24,289	695,880	*
Liberty Media Group LLC, Class C Shares	48,578	1,366,985	*
Liberty SiriusXM Group, Class A Shares	97,156	3,301,361	*
Liberty SiriusXM Group, Class C Shares	194,312	6,491,964	*
Madison Square Garden Co., Class A Shares	93,118	15,775,120	*
MSG Networks Inc., Class A Shares	204,356	3,803,065	*
Starz, Class A Shares	142,156	4,433,846	*
Viacom Inc., Class B Shares	71,175	2,711,768
World Wrestling Entertainment Inc., Class A Shares	40,200	856,260

Total Media		142,195,478

TOTAL CONSUMER DISCRETIONARY		172,635,906

ENERGY - 9.2%
Energy Equipment & Services - 4.1%
Core Laboratories NV	129,750	14,574,817
Frank’s International NV	13,100	170,300
National-Oilwell Varco Inc.	200,848	7,379,156
Weatherford International PLC	2,473,300	13,899,946	*

Total Energy Equipment & Services		36,024,219

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	709,855	44,976,413

TOTAL ENERGY		81,000,632

FINANCIALS - 1.5%
Capital Markets - 0.8%
Cohen & Steers Inc.	160,400	6,857,100

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	49,500	722,700
New York Community Bancorp Inc.	370,205	5,268,017

Total Thrifts & Mortgage Finance		5,990,717

TOTAL FINANCIALS		12,847,817

HEALTH CARE - 41.3%
Biotechnology - 21.2%
Aduro Biotech Inc.	8,540	106,152	*
Agios Pharmaceuticals Inc.	38,300	2,023,006	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Alkermes PLC	168,920	$7,944,308	*
Amgen Inc.	403,055	67,233,604
Biogen Inc.	239,106	74,847,351	*
ImmunoGen Inc.	119,100	319,188	*
Ionis Pharmaceuticals Inc.	232,950	8,535,288	*
Spark Therapeutics Inc.	8,930	536,336	*
Vertex Pharmaceuticals Inc.	299,800	26,145,558	*

Total Biotechnology		187,690,791

Health Care Equipment & Supplies - 2.1%
Medtronic PLC	197,166	17,035,143
Wright Medical Group NV	53,325	1,308,062	*

Total Health Care Equipment & Supplies		18,343,205

Health Care Providers & Services - 9.9%
UnitedHealth Group Inc.	627,790	87,890,600

Pharmaceuticals - 8.1%
Allergan PLC	281,568	64,847,926	*
Mallinckrodt PLC	30,780	2,147,829	*
Teva Pharmaceutical Industries Ltd., ADR	34,238	1,575,290
Valeant Pharmaceuticals International Inc.	145,211	3,564,930	*

Total Pharmaceuticals		72,135,975

TOTAL HEALTH CARE		366,060,571

INDUSTRIALS - 3.0%
Aerospace & Defense - 2.1%
L-3 Communications Holdings Inc.	121,990	18,387,553

Construction & Engineering - 0.2%
Fluor Corp.	30,170	1,548,324

Machinery - 0.6%
Pentair PLC	80,441	5,167,530

Trading Companies & Distributors - 0.1%
NOW Inc.	50,212	1,076,043	*

TOTAL INDUSTRIALS		26,179,450

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.3%
ARRIS International PLC	93,068	2,636,616	*

Electronic Equipment, Instruments & Components - 2.3%
Dolby Laboratories Inc., Class A Shares	40,000	2,171,600
Fitbit Inc., Class A Shares	15,390	228,388	*
TE Connectivity Ltd.	274,101	17,646,622

Total Electronic Equipment, Instruments & Components		20,046,610

Internet Software & Services - 2.4%
Facebook Inc., Class A Shares	123,800	15,879,826	*
Twitter Inc.	250,000	5,762,500	*

Total Internet Software & Services		21,642,326

Semiconductors & Semiconductor Equipment - 5.6%
Broadcom Ltd.	195,140	33,665,553
Cree Inc.	139,880	3,597,714	*
Intel Corp.	326,779	12,335,907

Total Semiconductors & Semiconductor Equipment		49,599,174

Software - 2.0%
Autodesk Inc.	172,250	12,458,842	*
Citrix Systems Inc.	48,700	4,150,214	*
Nuance Communications Inc.	100,000	1,450,000	*

Total Software		18,059,056

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 3.9%
Seagate Technology PLC		557,857	$21,505,388
Western Digital Corp.		220,477	12,891,290

Total Technology Hardware, Storage & Peripherals			34,396,678

TOTAL INFORMATION TECHNOLOGY			146,380,460

MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Inc.		650,180	7,060,955
Nucor Corp.		51,490	2,546,180

TOTAL MATERIALS			9,607,135

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc.		402,053	16,327,372

TOTAL COMMON STOCKS (Cost - $300,883,368)			831,039,343

		RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $521,025)		208,410	270,933	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $301,404,393)			831,310,276

	RATE	SHARES
SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $55,153,772)	0.186%	55,153,772	55,153,772

TOTAL INVESTMENTS - 100.1% (Cost - $356,558,165#)			886,464,048
Liabilities in Excess of Other Assets - (0.1)%			(1,172,303)

TOTAL NET ASSETS - 100.0%			$885,291,745

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$831,039,343	—	—	$831,039,343
Rights	270,933	—	—	270,933

Total Long-Term Investments	$831,310,276	—	—	$831,310,276

Short-Term Investments†	55,153,772	—	—	55,153,772

Total Investments	$886,464,048	—	—	$886,464,048

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$551,220,870
Gross unrealized depreciation	(21,314,987)

Net unrealized appreciation	$529,905,883

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016